SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting - Product revenues (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025 JPY (¥) segment	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments | segment	1
Number of reportable segments | segment	1
Total revenue	¥ 18,842,663	¥ 18,950,683	¥ 17,415,248
Real estate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	18,307,409	18,487,074	17,098,308
Hotel
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	320,799	231,580	101,809
Other revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	535,254	463,609	316,940
Single reportable segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	18,842,663	18,950,683	17,415,248
Single reportable segment | Single family home
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	7,043,336	6,698,836	9,898,556
Single reportable segment | Condominium
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	6,677,016	11,788,238	7,199,752
Single reportable segment | Hotel
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	4,587,057
Single reportable segment | Other revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total revenue	¥ 535,254	¥ 463,609	¥ 316,940